LETTERHEAD
[First Data Investor Services Group, Inc.]
[3200 Horizon Drive]
[P.O. Box 61503]
[King of Prussia, PA  19406]


August 5, 1999

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

RE:	New Covenant Funds
	File Nos. 333-64981 and 811-09025

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the Trust does not differ from that contained in Pre-Effective Amendment No. 2 to the Trust's Registration Statement on Form N-1A. This Amendment was filed electronically on June 30, 1999.

Please call the undersigned or Sandra L. Adams at (610) 239-4741 with any questions you may have.

Very truly yours,

/s/ Deborah Ann Potter

Deborah Ann Potter
Secretary